UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 02-10-2011
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          202

Form 13F Information Table Value Total:  $   258,368
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 12-31-2010

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD COM                                 COMMON      000375204     148,170       6,600    Full Discretion/Sole   N/A    Sole
ADOBE SYSTEMS INC COM                       COMMON      00724F101   4,820,456     156,610    Full Discretion/Sole   N/A    Sole
AES CORP COM                                COMMON      00130H105      54,810       4,500    Full Discretion/Sole   N/A    Sole
AFFILIATED MANAGERS GROUP COM               COMMON      008252108   2,026,072      20,420    Full Discretion/Sole   N/A    Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON      01167P101   5,898,928     531,435    Full Discretion/Sole   N/A    Sole
ALLIANCE HOLDINGS GP LP                     COMMON      01861G100      96,268       2,000    Full Discretion/Sole   N/A    Sole
ALTRIA GROUP INC COM                        COMMON      02209S103   4,292,497     174,350    Full Discretion/Sole   N/A    Sole
ALUMINUM CORP CHINA LTD ADR                 COMMON      022276109   2,389,531     104,850    Full Discretion/Sole   N/A    Sole
AMAZON.COM INC COM                          COMMON      023135106   5,928,300      32,935    Full Discretion/Sole   N/A    Sole
AMERICAN INTL GROUP INC COM                 COMMON      026874784     126,764       2,200    Full Discretion/Sole   N/A    Sole
AMGEN INC COM                               COMMON      031162100      65,880       1,200    Full Discretion/Sole   N/A    Sole
ANADARKO PETE CORP COM                      COMMON      032511107     241,808       3,175    Full Discretion/Sole   N/A    Sole
ANNALY CAPITAL MANAGEMENT INC COM           COMMON      035710409   4,752,832     265,225    Full Discretion/Sole   N/A    Sole
APPLE INC COM                               COMMON      037833100   1,278,950       3,965    Full Discretion/Sole   N/A    Sole
ARUBA NETWORKS INC COM                      COMMON      043176106     365,400      17,500    Full Discretion/Sole   N/A    Sole
AT&T INC COM                                COMMON      00206R102      73,450       2,500    Full Discretion/Sole   N/A    Sole
AXA SPONS ADR                               COMMON      054536107      67,016       4,025    Full Discretion/Sole   N/A    Sole
B&G FOODS INC COM                           COMMON      05508R106   4,465,751     325,255    Full Discretion/Sole   N/A    Sole
BAIDU INC ADR                               COMMON      056752108   1,544,963      16,005    Full Discretion/Sole   N/A    Sole
BANCFIRST CORP COM                          COMMON      05945F103     219,337       5,325    Full Discretion/Sole   N/A    Sole
BANCO BRADESCO ADR                          COMMON      059460303   3,719,786     183,331    Full Discretion/Sole   N/A    Sole
BANCO SANTANDER SA COM                      COMMON      05964H105     131,400      12,338    Full Discretion/Sole   N/A    Sole
BANK OF AMERICA CORP COM                    COMMON      060505104      96,715       7,250    Full Discretion/Sole   N/A    Sole
BANK OF HAWAII CORP COM                     COMMON      062540109     165,235       3,500    Full Discretion/Sole   N/A    Sole
BASF SE SPON ADR                            COMMON      055262505     303,048       3,790    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON      084670702      90,524       1,130    Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON      084670108     240,900           2    Full Discretion/Sole   N/A    Sole
BHP BILLITON LIMITED ADR                    COMMON      088606108     306,636       3,300    Full Discretion/Sole   N/A    Sole
BLACKROCK INC COM                           COMMON      09247X101   2,771,986      14,545    Full Discretion/Sole   N/A    Sole
BOK FINL CORP CM                            COMMON      05561Q201      96,120       1,800    Full Discretion/Sole   N/A    Sole
BP PLC SPONS ADR                            COMMON      055622104     220,850       5,000    Full Discretion/Sole   N/A    Sole
BP PRUDHOE BAY RTY TR UNIT BEN INT          COMMON      055630107     366,966       2,900    Full Discretion/Sole   N/A    Sole
BROADCOM CORP COM CL A                      COMMON      111320107   3,899,902      89,550    Full Discretion/Sole   N/A    Sole
BUCYRUS INTERNATIONAL INC COM               COMMON      118759109   3,041,835      34,025    Full Discretion/Sole   N/A    Sole
CA INCORPORATED COM                         COMMON      12673P105     516,417      21,130    Full Discretion/Sole   N/A    Sole
CANADIAN OIL SANDS TRUST 1:1 EXC 01/06/201  COMMON      13642L100     620,808      23,365    Full Discretion/Sole   N/A    Sole
CARBO CERAMICS INC COM                      COMMON      140781105       5,177          50    Full Discretion/Sole   N/A    Sole
CATERPILLAR INC COM                         COMMON      149123101     208,393       2,225    Full Discretion/Sole   N/A    Sole
CELLCOM ISRAEL LTD COM                      COMMON      M2196U109   4,646,883     142,150    Full Discretion/Sole   N/A    Sole
CENTURYLINK INC COM                         COMMON      156700106     115,425       2,500    Full Discretion/Sole   N/A    Sole
CERNER CORP COM                             COMMON      156782104   1,087,615      11,480    Full Discretion/Sole   N/A    Sole
CHART INDUSTRIES INC COM                    COMMON      16115Q308     844,500      25,000    Full Discretion/Sole   N/A    Sole
CHESAPEAKE ENERGY CORP COM                  COMMON      165167107     143,412       5,535    Full Discretion/Sole   N/A    Sole
CHEVRON CORP COM                            COMMON      166764100     269,552       2,954    Full Discretion/Sole   N/A    Sole
CHINA MOBILE LTD SP ADR                     COMMON      16941M109   1,783,343      35,940    Full Discretion/Sole   N/A    Sole
CHIPOTLE MEXICAN GRILL COM                  COMMON      169656105   1,975,611       9,290    Full Discretion/Sole   N/A    Sole
CITIGROUP INC COM                           COMMON      172967101   3,036,660     642,000    Full Discretion/Sole   N/A    Sole
CLEAN ENERGY FUELS CORP COM                 COMMON      184499101       5,744         415    Full Discretion/Sole   N/A    Sole
COGNIZANT TECH SOLUTIONS CRP COM            COMMON      192446102      73,290       1,000    Full Discretion/Sole   N/A    Sole
CONOCOPHILLIPS CORP COM                     COMMON      20825C104     213,834       3,140    Full Discretion/Sole   N/A    Sole
CONSOLIDATED EDISON CO N Y INC COM          COMMON      209115104   2,770,715      55,895    Full Discretion/Sole   N/A    Sole
CREDIT SUISSE GROUP SPONS ADR               COMMON      225401108     127,291       3,150    Full Discretion/Sole   N/A    Sole
CROSS TIMBERS RTY TR A TR UNIT              COMMON      22757R109     143,608       3,601    Full Discretion/Sole   N/A    Sole
CUMMINS INC COM                             COMMON      231021106      90,758         825    Full Discretion/Sole   N/A    Sole
DANAHER CORP DEL COM                        COMMON      235851102   2,664,633      56,490    Full Discretion/Sole   N/A    Sole
DAVITA INC COM                              COMMON      23918K108     191,097       2,750    Full Discretion/Sole   N/A    Sole
DEVON ENERGY CORPORATION COMMON             COMMON      25179M103   2,153,137      27,425    Full Discretion/Sole   N/A    Sole
DIREXION SHARES 3X BULL ETF                 COMMON      25459W516       1,392          50    Full Discretion/Sole   N/A    Sole
DOLLAR TREE INC COM                         COMMON      256746108      37,013         660    Full Discretion/Sole   N/A    Sole
DOMINION RESOURCES INC COM                  COMMON      25746U109      42,720       1,000    Full Discretion/Sole   N/A    Sole
E M C CORP MASS COM                         COMMON      268648102   2,532,625     110,595    Full Discretion/Sole   N/A    Sole
ECOLAB INC COM                              COMMON      278865100      31,512         625    Full Discretion/Sole   N/A    Sole
EMERSON ELEC CO COM                         COMMON      291011104   3,853,258      67,400    Full Discretion/Sole   N/A    Sole
ENCANA CORPORATION COM                      COMMON      292505104      45,864       1,575    Full Discretion/Sole   N/A    Sole
EXPRESS SCRIPTS INC COM                     COMMON      302182100      59,455       1,100    Full Discretion/Sole   N/A    Sole
EXXON MOBIL CORPORATION COM                 COMMON      30231G102   1,453,260      19,875    Full Discretion/Sole   N/A    Sole
FORD MOTOR COM                              COMMON      345370860   1,600,926      95,350    Full Discretion/Sole   N/A    Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON      35671D857   4,466,988      37,197    Full Discretion/Sole   N/A    Sole
GENERAL ELECTRIC CO COM                     COMMON      369604103     205,762      11,250    Full Discretion/Sole   N/A    Sole
GETTY REALTY COM (NEW)                      COMMON      374297109      78,200       2,500    Full Discretion/Sole   N/A    Sole
GLAXO SMITHKLINE PLC ADR                    COMMON      37733W105      60,791       1,550    Full Discretion/Sole   N/A    Sole
GOLDMAN SACHS GROUP INC COM                 COMMON      38141G104   2,860,402      17,010    Full Discretion/Sole   N/A    Sole
GOOGLE INC CL A                             COMMON      38259P508     222,739         375    Full Discretion/Sole   N/A    Sole
HEALTH CARE REIT INC COM                    COMMON      42217K106   3,028,237      63,565    Full Discretion/Sole   N/A    Sole
HEINEKEN NV UNSPON ADR                      COMMON      423012202      14,133         575    Full Discretion/Sole   N/A    Sole
HEINZ H J CO COM                            COMMON      423074103   3,396,665      68,675    Full Discretion/Sole   N/A    Sole
HELMERICH & PAYNE INC COM                   COMMON      423452101   2,455,027      50,640    Full Discretion/Sole   N/A    Sole
HEWLETT PACKARD CO COM                      COMMON      428236103     843,052      20,025    Full Discretion/Sole   N/A    Sole
IDEXX LABORATORIES INC COM                  COMMON      45168D104   3,618,683      52,278    Full Discretion/Sole   N/A    Sole
ILLINOIS TOOL WORKS INC COM                 COMMON      452308109      49,395         925    Full Discretion/Sole   N/A    Sole
INTEL CORP COM                              COMMON      458140100      63,090       3,000    Full Discretion/Sole   N/A    Sole
INTERCONTINENTAL EXCHANGE COM               COMMON      45865V100   2,465,809      20,695    Full Discretion/Sole   N/A    Sole
INTUITIVE SURGICAL INC COM                  COMMON      46120E602   3,377,298      13,103    Full Discretion/Sole   N/A    Sole
JUNIPER NETWORKS INC COM                    COMMON      48203R104     110,760       3,000    Full Discretion/Sole   N/A    Sole
KRAFT FOODS INC CL A                        COMMON      50075N104     921,667      29,250    Full Discretion/Sole   N/A    Sole
LVMH MOET HENNESSY LOUIS VTTN ADR           COMMON      502441306   3,791,200     114,365    Full Discretion/Sole   N/A    Sole
MACROSOLVE INC COM                          COMMON      55610Q108     128,520     642,600    Full Discretion/Sole   N/A    Sole
MARKWEST ENERGY PARTNERS, LP COM            COMMON      570759100      12,993         300    Full Discretion/Sole   N/A    Sole
MASTERCARD INC COM                          COMMON      57636Q104   2,603,038      11,615    Full Discretion/Sole   N/A    Sole
MATRIX SVC CO COM                           COMMON      576853105      45,066       3,700    Full Discretion/Sole   N/A    Sole
MCDONALDS CORP COM                          COMMON      580135101   2,552,654      33,255    Full Discretion/Sole   N/A    Sole
MCKESSON CORP COM                           COMMON      58155Q103      56,304         800    Full Discretion/Sole   N/A    Sole
MEDCO HEALTH SOLUTIONS INC COM              COMMON      58405U102   2,234,517      36,470    Full Discretion/Sole   N/A    Sole
MEMC ELECTRONICS MATERIALS COM              COMMON      552715104      22,520       2,000    Full Discretion/Sole   N/A    Sole
MERCK & CO INC. COM                         COMMON      58933Y105     103,795       2,880    Full Discretion/Sole   N/A    Sole
MESA ROYALTY TRUST UNIT BEN INT             COMMON      590660106      34,482         700    Full Discretion/Sole   N/A    Sole
MESABI TR ROYALTY SH BEN INT                COMMON      590672101   5,218,859     135,590    Full Discretion/Sole   N/A    Sole
METLIFE INC COM                             COMMON      59156R108      37,152         836    Full Discretion/Sole   N/A    Sole
METROPCS COMMUNICATIONS INC COM             COMMON      591708102      17,682       1,400    Full Discretion/Sole   N/A    Sole
MGM RESORTS INTERNATIONAL COM               COMMON      552953101     100,416       6,762    Full Discretion/Sole   N/A    Sole
MINE SAFETY APPLIANCES CO COM               COMMON      602720104     168,102       5,400    Full Discretion/Sole   N/A    Sole
MV OIL TRUST COM                            COMMON      553859109   3,005,002      75,370    Full Discretion/Sole   N/A    Sole
MYLAN INC COM                               COMMON      628530107      65,503       3,100    Full Discretion/Sole   N/A    Sole
NESTLE S A SPON ADR REPSTG REG SH           COMMON      641069406     269,925       4,589    Full Discretion/Sole   N/A    Sole
NETAPP INC COM                              COMMON      64110D104       6,320         115    Full Discretion/Sole   N/A    Sole
NETFLIX.COM INC COM                         COMMON      64110L106   3,095,834      17,620    Full Discretion/Sole   N/A    Sole
NEW YORK COMMUNITY BANCORP COM              COMMON      649445103   3,353,980     177,930    Full Discretion/Sole   N/A    Sole
NIKE INC CL B                               COMMON      654106103   2,957,240      34,620    Full Discretion/Sole   N/A    Sole
NOBLE CORP COM                              COMMON      H5833N103      35,770       1,000    Full Discretion/Sole   N/A    Sole
NOKIA CORP ADR                              COMMON      654902204      18,060       1,750    Full Discretion/Sole   N/A    Sole
NORFOLK SOUTHERN CORP COM                   COMMON      655844108     133,492       2,125    Full Discretion/Sole   N/A    Sole
NORTHERN TR CORP COM                        COMMON      665859104     335,230       6,050    Full Discretion/Sole   N/A    Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON      674599105      83,875         855    Full Discretion/Sole   N/A    Sole
OGE ENERGY CORP COM                         COMMON      670837103      13,662         300    Full Discretion/Sole   N/A    Sole
ONEOK INC CM (NEW)                          COMMON      682680103   4,231,363      76,282    Full Discretion/Sole   N/A    Sole
ORACLE CORP COM                             COMMON      68389X105   3,893,438     124,391    Full Discretion/Sole   N/A    Sole
PATRIOT COAL CORPORATION COM                COMMON      70336T104         387          20    Full Discretion/Sole   N/A    Sole
PAYCHEX INC COM                             COMMON      704326107      61,820       2,000    Full Discretion/Sole   N/A    Sole
PEABODY ENERGY CORP COM                     COMMON      704549104       6,398         100    Full Discretion/Sole   N/A    Sole
PENN WEST PETE LTD NEW COM                  COMMON      707887105   3,793,712     158,600    Full Discretion/Sole   N/A    Sole
PEPSICO INC COM                             COMMON      713448108      78,396       1,200    Full Discretion/Sole   N/A    Sole
PERMIAN BASIN RTY TR UNIT BEN INT           COMMON      714236106      90,640       4,000    Full Discretion/Sole   N/A    Sole
PETROHAWK ENERGY CORP COM                   COMMON      716495106      28,287       1,550    Full Discretion/Sole   N/A    Sole
PETROLEO BRASILEIRO SA COM                  COMMON      71654V408     129,602       3,425    Full Discretion/Sole   N/A    Sole
PFIZER INC COM                              COMMON      717081103     283,312      16,180    Full Discretion/Sole   N/A    Sole
PHILIP MORRIS INTL COM                      COMMON      718172109   3,442,735      58,820    Full Discretion/Sole   N/A    Sole
POLO RALPH LAUREN CORP COM                  COMMON      731572103     152,515       1,375    Full Discretion/Sole   N/A    Sole
PROCTER GAMBLE CO COM                       COMMON      742718109       6,433         100    Full Discretion/Sole   N/A    Sole
PROGRESS SOFTWARE CORP COM                  COMMON      743312100     419,760       9,900    Full Discretion/Sole   N/A    Sole
PROLOGIS COM                                COMMON      743410102      75,810       5,250    Full Discretion/Sole   N/A    Sole
PRUDENTIAL FINANCIAL INC COM                COMMON      744320102      24,130         411    Full Discretion/Sole   N/A    Sole
PUBLIC STORAGE COM                          COMMON      74460D109      45,639         450    Full Discretion/Sole   N/A    Sole
REGENCY ENERGY PARTNERS LP COM              COMMON      75885Y107       9,541         350    Full Discretion/Sole   N/A    Sole
ROCHE HOLDINGS ADRS LTD COM                 COMMON      771195104     146,600       4,000    Full Discretion/Sole   N/A    Sole
ROYAL DUTCH SHELL PLC ADS CLASS B           COMMON      780259107      96,671       1,450    Full Discretion/Sole   N/A    Sole
SABINE ROYALTY TR UNIT BEN INT              COMMON      785688102     305,194       5,125    Full Discretion/Sole   N/A    Sole
SANDRIDGE ENERGY INC COM                    COMMON      80007P307       1,830         250    Full Discretion/Sole   N/A    Sole
SCHLUMBERGER LTD COM                        COMMON      806857108     207,915       2,490    Full Discretion/Sole   N/A    Sole
SENIOR HOUSING PROP TRUST REITS             COMMON      81721M109   3,525,319     160,680    Full Discretion/Sole   N/A    Sole
SIEMENS A.G. ADR                            COMMON      826197501     232,347       1,870    Full Discretion/Sole   N/A    Sole
SINGAPORE AIRLINES LTD ORD                  COMMON      Y7992P128     221,379      18,666    Full Discretion/Sole   N/A    Sole
SONY CORP ADR                               COMMON      835699307      58,029       1,625    Full Discretion/Sole   N/A    Sole
SOUTHERN CO COM                             COMMON      842587107   4,052,762     106,010    Full Discretion/Sole   N/A    Sole
SOUTHERN COPPER CORP COM                    COMMON      84265V105     146,220       3,000    Full Discretion/Sole   N/A    Sole
SYNTROLEUM CORP COM                         COMMON      871630109       4,625       2,500    Full Discretion/Sole   N/A    Sole
TARGET CORP COM                             COMMON      87612E106   4,381,072      72,860    Full Discretion/Sole   N/A    Sole
TELSTRA CORPORATION LIMITED COM             COMMON      87969N204   2,619,449     182,540    Full Discretion/Sole   N/A    Sole
THE BLACKSTONE GROUP LP COM                 COMMON      09253U108   5,723,250     404,470    Full Discretion/Sole   N/A    Sole
TOTAL S A SPONSORED ADR                     COMMON      89151E109     113,645       2,125    Full Discretion/Sole   N/A    Sole
TRANSATLANTIC PETROLEUM LTD ORD             COMMON      G89982105   3,038,242     912,385    Full Discretion/Sole   N/A    Sole
TRIUMPH GROUP INC COM                       COMMON      896818101     241,407       2,700    Full Discretion/Sole   N/A    Sole
TRUE RELIGION APPAREL INC COM               COMMON      89784N104   1,662,933      74,705    Full Discretion/Sole   N/A    Sole
UNION PAC CORP COM                          COMMON      907818108     111,563       1,204    Full Discretion/Sole   N/A    Sole
UNIT CORP COM                               COMMON      909218109     887,768      19,100    Full Discretion/Sole   N/A    Sole
UNITED TECH CORP COM                        COMMON      913017109   1,893,059      24,048    Full Discretion/Sole   N/A    Sole
VALE S.A. ADR                               COMMON      91912E105     207,420       6,000    Full Discretion/Sole   N/A    Sole
VMWARE INC COM                              COMMON      928563402   3,451,486      38,820    Full Discretion/Sole   N/A    Sole
WAL-MART STORES COM                         COMMON      931142103     332,748       6,170    Full Discretion/Sole   N/A    Sole
WALT DISNEY CO COM                          COMMON      254687106      22,506         600    Full Discretion/Sole   N/A    Sole
WASTE MANAGEMENT INC COM                    COMMON      94106L109      55,305       1,500    Full Discretion/Sole   N/A    Sole
WEST PHARMACEUTICALS SERVICES COM           COMMON      955306105     156,560       3,800    Full Discretion/Sole   N/A    Sole
WESTPORT INNOVATIONS INC COM                COMMON      960908309   3,991,708     215,535    Full Discretion/Sole   N/A    Sole
WILLBROS GROUP INC COM                      COMMON      969203108     737,669      75,119    Full Discretion/Sole   N/A    Sole
WILLIAMS COS INC COM                        COMMON      969457100     931,202      37,670    Full Discretion/Sole   N/A    Sole
WILLIAMS PARTNERS LTD COM                   COMMON      96950F104   1,072,950      23,000    Full Discretion/Sole   N/A    Sole
WINDSTREAM CORPORATION COM                  COMMON      97381W104   4,553,585     326,656    Full Discretion/Sole   N/A    Sole
WYNN RESORTS LTD COM                        COMMON      983134107   3,368,570      32,440    Full Discretion/Sole   N/A    Sole
AMEX SPDR ENERGY SELECT INDEX               ETF         81369Y506       8,531         125    Full Discretion/Sole   N/A    Sole
ISHARES COHEN & STEERS RLTY                 ETF         464287564      10,515         160    Full Discretion/Sole   N/A    Sole
ISHARES GOLD TRUST COM                      ETF         464285105     138,652       9,975    Full Discretion/Sole   N/A    Sole
ISHARES MIDCAP 400 IDX FD                   ETF         464287507     110,279       1,216    Full Discretion/Sole   N/A    Sole
ISHARES MSCI AUSTRALIA                      ETF         464286103      52,152       2,050    Full Discretion/Sole   N/A    Sole
ISHARES MSCI CANADA                         ETF         464286509      58,900       1,900    Full Discretion/Sole   N/A    Sole
ISHARES MSCI SINGAPORE                      ETF         464286673      61,355       4,430    Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 1000 GROWTH FUND            ETF         464287614     124,941       2,182    Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 2000 IDX FUND               ETF         464287655      70,025         895    Full Discretion/Sole   N/A    Sole
ISHARES S&P MDCP 400 VALUE FD               ETF         464287705     108,066       1,360    Full Discretion/Sole   N/A    Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF         464287606      49,856         495    Full Discretion/Sole   N/A    Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF         464287374     123,819       2,970    Full Discretion/Sole   N/A    Sole
ISHARES SILVER TRUST                        ETF         46428Q109      30,180       1,000    Full Discretion/Sole   N/A    Sole
SPDR TR S&P 500 ETF TRUST                   ETF         78462F103     446,287       3,549    Full Discretion/Sole   N/A    Sole
ISHARES MSCI EAFE INDEX FUND                ETF         464287465      56,008         962    Full Discretion/Sole   N/A    Sole
ISHARES MSCI EMERGING MKTS                  ETF         464287234      37,399         785    Full Discretion/Sole   N/A    Sole
SPDR GOLD TR GOLD SHS ETF                   ETF         78463V107     215,016       1,550    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS AGG BOND FUND              ETF         464287226  13,698,326     129,535    Full Discretion/Sole   N/A    Sole
ISHARES IBOXX HI YIELD CAP BOND             ETF         464288513  11,680,366     129,365    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS TIPS BOND FUND             ETF         464287176      31,718         295    Full Discretion/Sole   N/A    Sole
ISHARES US PFD STOCK INDEX FUND             ETF         464288687     242,500       6,250    Full Discretion/Sole   N/A    Sole
ISHARES BARCLAYS 1-3 YEAR CREDIT BD FD      ETF         464288646   4,651,931      44,610    Full Discretion/Sole   N/A    Sole
AMR CORP PFD 7.875 7/13/39 PINES            PREFERRED   001765866      12,240         500    Full Discretion/Sole   N/A    Sole
BARCLAYS BANKS PLC PFD 7.75% CALLABLE       PREFERRED   06739H511     158,875       6,250    Full Discretion/Sole   N/A    Sole
ALLIANCE RESOURCE PARTNERS COM LP           LP          01877R108     131,520       2,000    Full Discretion/Sole   N/A    Sole
AMERIGAS PARTNERS-LP COM                    LP          030975106      23,917         490    Full Discretion/Sole   N/A    Sole
ATLAS PIPELINE PARTNERS L P                 LP          049392103      49,340       2,000    Full Discretion/Sole   N/A    Sole
DORCHESTER MINERALS LP COM UNITS            LP          25820R105     137,350       5,000    Full Discretion/Sole   N/A    Sole
ENERGY TRANSFER PARTNERS LP COM             LP          29273R109   1,995,329      38,505    Full Discretion/Sole   N/A    Sole
EV ENERGY PARTNERS COM                      LP          26926V107      47,100       1,200    Full Discretion/Sole   N/A    Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP          494550106     555,054       7,900    Full Discretion/Sole   N/A    Sole
MAGELLAN MIDSTREAM PARTNERS COM             LP          559080106   3,592,835      63,590    Full Discretion/Sole   N/A    Sole
ONEOK PARTNERS LP COM                       LP          68268N103     883,642      11,115    Full Discretion/Sole   N/A    Sole
SUBURBAN PROPANE PARTNERS LP COM            LP          864482104      15,425         275    Full Discretion/Sole   N/A    Sole
TERRA NITROGEN CO LP COM UNITS              LP          881005201   7,036,880      65,090    Full Discretion/Sole   N/A    Sole